Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Operating lease right-of-use assets	$ 65,320
Current operating lease liabilities	11,640
Operating lease liabilities	63,477
Total lease payments	75,117
Finance Leases
Property, plant and equipment, gross	47,175
Accumulated depreciation	(22,827)
Property, plant and equipment, net	24,348	$ 23,700
Current portion of finance lease liabilities	7,708	7,743
Finance lease liabilities, net of current portion	5,474	$ 5,571
Total lease payments	$ 13,182
Weighted Average Remaining Lease Term
Operating leases, weighted average remaining lease term	6 years
Finance leases, weighted average remaining lease term	1 year 8 months 25 days
Weighted Average Discount Rate
Operating leases, weighted average discount rate, percentage	7.00%
Finance leases, weighted average discount rate, percentage	4.00%